Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Nov. 12, 2024	Dec. 31, 2023	Aug. 10, 2023
Preferred stock, shares authorized	4,000,000	4,000,000		4,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common stock, shares authorized	200,000,000	200,000,000		200,000,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued	3,501,701	1,629,861	225	43,353
Common stock, shares outstanding	3,501,701	1,629,861	225	43,353
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5,000	5,000		5,000
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued	989	250		0
Preferred stock, shares outstanding	989	250		0